Fees Summary	Jul. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 41,100,000.00
Previously Paid Amount	0.00
Total Fee Amount	5,675.91
Total Offset Amount	0.00
Net Fee	$ 5,675.91
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A